Revenue Classes - Schedule of Disaggregation of Revenue (Details) (10 K) - KRW (₩) ₩ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Total	₩ 1,280,331	₩ 1,309,483	₩ 4,589,203	₩ 3,972,111
Products [Member] | E- Navigation [Member]
Total	321,898	173,092	1,367,203	1,128,948
Products [Member] | Smart Ship [Member]
Total	236,767	75,909	246,460	342,950
Projects [Member] | E- Navigation [Member]
Total	721,665	931,992	1,889,183	1,734,111
Projects [Member] | Smart Ship [Member]
Total		₩ 128,489	₩ 1,086,358	₩ 766,102